Related party transactions - Schedule of Income or Expenses with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Arrangement Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	$ 1,872	$ 7,598	$ 8,627
Transaction Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	2,262	6,317	9,506
Management Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	4,447	4,266	3,154
Supervision Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	1,300	7,800	1,950
Interest Income [Member]
Related Party Transaction [Line Items]
Income earned from related parties	$ 2,677	$ 7,513	$ 10,614